ORGANIZATION AND NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2012
ORGANIZATION AND NATURE OF OPERATIONS [Abstract]
ORGANIZATION AND NATURE OF OPERATIONS
1.	ORGANIZATION AND NATURE OF OPERATIONS

JinkoSolar Holding Co., Ltd. (the "Company") was incorporated in the Cayman Islands on August 3, 2007. On May 14, 2010, the Company became listed on the New York Stock Exchange ("NYSE") in the United States. The Company and its subsidiaries (collectively the "Group") are principally engaged in the design, development, production and marketing of photovoltaic products and also provide solar system integration services as well as developing commercial solar power projects.

In June 2009, the Company acquired 100% equity interest in Zhejiang Jinko for a total consideration of RMB100 million. The acquisition was consummated on June 30, 2009. Consequently, the Company consolidated the financial statements of Zhejiang Jinko starting from June 30, 2009. Zhejiang Jinko is a solar cell manufacturer which was also one of Jiangxi Jinko's major solar wafer customers before the acquisition.

JinkoSolar Technology Limited ("Paker", formally known as Paker Technology Limited) was incorporated in Hong Kong as a limited liability company on November 10, 2006 by a Hong Kong citizen and a citizen of People's Republic of China ("the PRC"), who held the investment on behalf of three PRC shareholders (the "Shareholders") via a series of entrustment agreements. On December 16, 2008, all of the then existing shareholders of Paker exchanged their respective shares of Paker for equivalent classes of shares of the Company (the "Share Exchange"). As a result, Paker became a wholly-owned subsidiary of the Company. On December 13, 2006, Paker established Jinko Solar Co., Ltd. ("Jiangxi Jinko") as a wholly foreign owned enterprise in Shangrao, Jiangxi province, the PRC.

The following table sets forth information concerning the Company's major subsidiaries as of December 31, 2012:

Subsidiaries	Date of Incorporation /Acquisition	Place of Incorporation	Percentage of Ownership

JinkoSolar Technology Limited ("Paker")	November 10, 2006	Hong Kong	100%

JinkoSolar International Limited ("JinkoSolar International")	November 25, 2009	Hong Kong	100%

Jinko Solar Co., Ltd. ("Jiangxi Jinko")	December 13, 2006	PRC	100%

Jinko Solar Import and Export Co., Ltd. ("Jinko Import and Export")	December 24, 2009	PRC	100%

Zhejiang Jinko Solar Co., Ltd.("Zhejiang Jinko")	September 30, 2009	PRC	100%

Zhejiang Jinko Trading Co., Ltd.("Zhejiang Trading")	June 13, 2010	PRC	100%

Delingha Ruiqida Solar Power Co., Ltd ("Delingha Solar Power")	December 6, 2011	PRC	88.7%

Jiangxi Photovoltaic Materials Co., Ltd ("Jiangxi Materials")	December 1, 2010	PRC	100%

JinkoSolar (Switzerland) AG("Jinko Switzerland")	May 3, 2011	Switzerland	100%

JinkoSolar GmbH ("Jinko GmbH")	April 1, 2010	Germany	100%

JinkoSolar (U.S.) Inc. ("Jinko US")	August 19, 2010	USA	100%

JinkoSolar (US) Holdings Inc.("Jinko US Holding")	June 7, 2011	USA	100%

JinkoSolar Italy S.R.L. ("Jinko Italy")	July 8, 2011	Italy	100%

JinkoSolar SAS ("Jinko France")	September 12, 2011	France	100%

Jinko Solar Canada Co., Ltd ("Jinko Canada")	November 18, 2011	Canada	100%

Jinko Solar Australia Holdings Co. Pty Ltd ("Jinko Australia")	December 7, 2011	Australia	100%

Gansu Longchang Solar Power Co., Ltd. ("Longchang")	April26, 2012	PRC	100%

Hainanzhou Zhongnan Solar Electricity Co., Ltd. ("Hainanzhou")	July 30, 2012	PRC	100%